T. ROWE PRICE Japan Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
JAPAN
 99.3%
COMMON STOCKS  98.5%
AUTOMOBILES & TRANSPORTATION
EQUIPMENT  6.9%
Rubber Products  1.5%
Toyo Tire  201,300 4,264
4,264
Transportation Equipment  5.4%
Honda Motor (1) 311,500 3,225
Isuzu Motors  200,900 2,575
Kawasaki Heavy Industries  30,600 2,235
Toyota Motor  392,500 6,981
15,016
Total Automobiles & Transportation
Equipment 19,280
BANKS  9.7%
Banks  9.7%
Mitsubishi UFJ Financial Group  1,196,300 16,488
Rakuten Bank (1)(2) 33,100 1,542
Resona Holdings  754,000 6,865
Tokyo Kiraboshi Financial Group  52,300 2,255
Total Banks 27,150
COMMERCIAL & WHOLESALE TRADE  9.7%
Wholesale Trade  9.7%
Daiwabo Holdings  101,000 1,857
Hanwa  109,400 4,407
ITOCHU  196,300 10,296
Sumitomo  219,000 5,598
Toyota Tsusho  227,700 5,219
Total Commercial & Wholesale Trade 27,377
CONSTRUCTION & MATERIALS  4.0%
Construction  0.7%
Penta-Ocean Construction  327,500 2,119
2,119
Glass & Ceramics Products  3.3%
Niterra  82,600 2,848
Taiheiyo Cement  160,700 3,927

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Tokai Carbon (1) 358,200 2,446
9,221
Total Construction & Materials 11,340
ELECTRIC APPLIANCES & PRECISION
INSTRUMENTS  17.8%
Electric Appliances  14.3%
Horiba  41,900 3,082
Idec  37,800 570
Konica Minolta (2) 693,900 2,256
Mitsubishi Electric  292,100 6,570
Renesas Electronics  516,000 6,276
Sony Group  663,000 15,947
Yokogawa Electric  205,800 5,485
40,186
Precision Instruments  3.5%
Hoya  21,500 2,713
Nakanishi  99,700 1,283
Olympus  245,100 2,928
Rigaku Holdings  190,200 971
Tokyo Seimitsu  29,900 1,860
9,755
Total Electric Appliances & Precision
Instruments 49,941
ELECTRIC APPLIANCES AND PRECISION
INSTRUMENTS  1.1%
Precision Instruments  1.1%
Kitazato (2) 268,600 3,007
Total Electric Appliances And Precision
Instruments 3,007
ELECTRIC POWER & GAS  0.8%
Electric Power & Gas  0.8%
METAWATER  117,200 2,130
Total Electric Power & Gas 2,130
FINANCIALS EX-BANKS  7.4%
Insurance  3.4%
Tokio Marine Holdings  236,500 9,496
9,496
Other Financing Business  4.0%
Aiful  1,509,200 4,459

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
ORIX  300,300 6,746
11,205
Total Financials Ex-Banks 20,701
FOODS  0.6%
Foods  0.6%
Suntory Beverage & Food  58,000 1,751
Total Foods 1,751
IT & SERVICES & OTHERS  9.3%
Information & Communication  1.3%
BIPROGY  45,500 1,835
Hikari Tsushin  7,000 1,882
3,717
Other Products  3.1%
Nintendo  89,100 7,447
Yamaha  178,000 1,283
8,730
Services  4.9%
Daiei Kankyo (1) 83,600 1,723
Kyoritsu Maintenance (1) 40,200 968
Recruit Holdings  97,300 5,773
Relo Group  166,900 1,916
Resorttrust  137,300 1,701
Round One  150,400 1,544
13,625
Total IT & Services & Others 26,072
MACHINERY  8.5%
Machinery  8.5%
CKD  121,900 2,176
Disco  12,200 3,605
IHI  16,400 1,826
Komatsu  136,000 4,382
Kubota  105,800 1,186
Miura  201,100 4,010
Modec  74,300 3,166
Sega Sammy Holdings  103,300 2,112
Takeuchi Manufacturing (1) 43,800 1,566
Total Machinery 24,029

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
PHARMACEUTICAL  3.2%
Pharmaceutical  3.2%
Chugai Pharmaceutical  114,400 5,484
Takeda Pharmaceutical  124,500 3,420
Total Pharmaceutical 8,904
RAW MATERIALS & CHEMICALS  9.3%
Chemicals  7.3%
Daicel  245,300 2,110
Fuso Chemical (1) 46,700 1,323
Nifco  175,700 4,287
Nippon Soda  128,900 2,922
Nissan Chemical (1) 23,700 773
Shin-Etsu Chemical  275,400 7,925
Unicharm (1) 170,100 1,177
20,517
Pulp And Paper  2.0%
Oji Holdings  741,100 3,612
Rengo  367,600 2,132
5,744
Total Raw Materials & Chemicals 26,261
REAL ESTATE  3.1%
Real Estate  3.1%
Mitsubishi Estate  246,700 4,619
Nomura Real Estate Holdings  280,700 1,556
Open House Group  22,600 999
Park24  129,800 1,639
Total Real Estate 8,813
RETAIL TRADE  4.7%
Retail Trade  4.7%
Nextage  233,800 2,902
Seven & i Holdings  628,600 8,287
Takashimaya  256,200 1,980
Total Retail Trade 13,169
STEEL & NONFERROUS METALS  1.6%
Iron & Steel  1.6%
Nippon Steel  236,200 4,549
Total Steel & Nonferrous Metals 4,549

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
TRANSPORTATION & LOGISTICS  0.8%
Land Transportation  0.8%
Sankyu  38,500 2,266
Total Transportation & Logistics 2,266
Total Common Stocks 276,740
CONVERTIBLE PREFERRED STOCKS  0.8%
IT & SERVICES & OTHERS  0.8%
Information & Communication  0.8%
Andpad, Series D, Acquisition Date: 7/21/22, Cost
$726 (2)(3)(4) 17,240 586
Datax, Series E, Acquisition Date: 7/14/21, Cost
$4,542 (2)(3)(4) 11,236 1,212
Finc Technologies, Series E, Acquisition Date:
12/18/19, Cost $3,650 (2)(3)(4) 232,019 496
Total IT & Services & Others 2,294
Total Convertible Preferred Stocks 2,294
Total Japan (Cost $236,082) 279,034
SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS  0.5%
T. Rowe Price Government Reserve Fund, 4.36% (5)
(6) 1,537,370 1,537
Total Short-Term Investments (Cost $1,537) 1,537

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.4%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING PROGRAM
WITH JPMORGAN CHASE BANK 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 4.36% (5)
(6) 9,656,704 9,657
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 9,657
Total Securities Lending Collateral (Cost $9,657) 9,657
Total Investments in Securities  103.2%
(Cost $247,276) $ 290,228
Other Assets Less Liabilities (3.2)% (9,061)
Net Assets 100.0% $ 281,167
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2025.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,294 and represents 0.8% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Japan Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 90++
Totals $ —# $ — $ 90+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 7,204  ¤  ¤ $ 11,194
Total $ 11,194^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $90 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,194.

T. ROWE PRICE Japan Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Japan Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Japan Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Japan Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Japan Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F62-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 276,740 $ — $ 276,740
Convertible Preferred Stocks — — 2,294 2,294
Short-Term Investments 1,537 — — 1,537
Securities Lending Collateral 9,657 — — 9,657
Total $ 11,194 $ 276,740 $ 2,294 $ 290,228